Other information by nature (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Disclosure of detailed information about leases for lessee
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Depreciation of right-of-use assets	€555	€529	€189
Interest expense on lease liabilities	63	56	13
Variable lease payments not included in the measurement of lease liabilities	5	5	4
Income from sub-leasing right-of-use assets	(108)	(95)	(9)
Expenses relating to short-term leases and to leases of low-value assets	107	137	24
Gains arising from sale and leaseback transactions	(119)	(22)	—
Total expense recognized in Net profit from continuing operations	€503	€610	€221